Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Income Taxes
24.	Income Taxes:

Castor and certain of its subsidiaries are incorporated under the laws of the Republic of the Marshall Islands but are not subject to income taxes in the Republic of the Marshall Islands. Castor’s ship-owning subsidiaries are subject to registration and tonnage taxes, which have been included in “Vessel operating expenses” in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

Moreover, details of the Company’s U.S. source gross transportation income tax are discussed in Note 25 to the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report. For the six months ended June 30, 2025, and 2026, the Company recorded a provision of $2,823 and $23,962 for U.S. source gross transportation income tax, included in “Income taxes”, in the accompanying condensed consolidated interim statements of comprehensive income.

Income Taxes relating to MPC Capital
During the reporting period, the income before taxes for the asset management segment of the Company is mostly generated in Germany.

A summary of the provision for income taxes is as follows:
	December 31, 2025	June 30, 2026
Corporate Income tax	$1,272,361	$1,124,205
Trade tax	2,059,361	2,656,912
Other	146,615	139,868
Total provision for income taxes	$3,478,337	$3,920,985

The income tax receivable on the face of the unaudited condensed consolidated balance sheet is primarily due to refundable withholding taxes on profit distributions in the amount of $15,175,564.

The significant components of income tax expenses are as follows:
	Six months ended June 30, 2025	Six months ended June 30, 2026
Current tax expense (or benefit)	$972,878	$480,772
Deferred tax expense (or benefit)	(373,568)	1,677,938
Total income tax expense	$599,310	$2,158,710

The income tax expense (or benefit) is disaggregated as follows:
	Six months ended June 30, 2025	Six months ended June 30, 2026
Federal (CIT)	$(274,297)	$130,458
State and Local (TT)	633,122	1,748,535
Foreign	262,295	270,350
Other	(21,810)	9,367
Total income tax expense	$599,310	$2,158,710

The local income taxes relate mainly to the Free and Hanseatic City of Hamburg, one of the federal states of the Federal Republic of Germany.
Effective Income Tax Rate Reconciliation
A reconciliation of the German statutory income tax rate to the actual effective income tax rate is provided below:
	Six months ended June 30, 2026
	%	$
German statutory Corporate Income tax rate	15.83	$11,287,657
State and local income tax	2.45	1,748,535
Foreign tax effects	(0.27)	(194,839)
Changes in valuation allowances	(0.42)	(298,190)
Nontaxable or nondeductible items	(13.47)	(9,607,335)
Adjustments to prior year tax estimates	(0.88)	(624,173)
Other	(0.21)	(152,945)
Effective income tax rate	3.03	$2,158,710

State and local income taxes resulting from trade tax are mainly levied by the Free and Hanseatic City of Hamburg.
Tax nontaxable items are related to dividend payments and capital gains from corporate companies which are in principle not subject to taxation.
Deferred Taxes
The significant components of the Company’s deferred tax account balances relate to temporary differences and are as follows:
	December 31, 2025	June 30, 2026
Deferred tax assets
Receivables due from related parties	$2,004,466	$679,439
Intangible assets	2,813,526	2,489,993
Right of use assets	2,237,527	2,013,859
Provisions	1,126,281	1,098,644
Loss carrying forwards	2,329,454	6,538,586
Prepaid expenses and other assets	785,355	789,036
Other	120,166	282,149
Total deferred tax assets	11,416,775	13,891,706
Valuation allowances	(3,541,310)	(6,890,887)
Deferred tax assets, net of valuation allowances	7,875,465	7,000,819
Offsetting	(5,276,138)	(5,088,432)
Deferred tax assets, net of valuation allowances per balance sheet	$2,599,327	$1,912,387

Deferred tax liabilities
Property, plant and equipment	$243,713	$133,747
Equity instrument investments	6,583,988	5,402,222
Intangible assets	5,867,921	7,741,426
Lease liabilities	2,237,527	2,013,859
Long-term debt	515,900	577,924
Other	423,319	347,905
Total deferred tax liabilities	15,872,368	16,217,083
Offsetting	(5,276,138)	(5,088,432)
Deferred tax liabilities per balance sheet	$10,596,230	$11,128,651

Net deferred tax liabilities	$7,996,903	$9,216,264

Uncertain Tax Positions
The benefits of uncertain tax positions are recorded in the Company’s consolidated financial statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge from the tax authorities.
The Company files income tax returns in Germany, the Netherlands, Panama and Colombia and is subject to examinations by tax authorities. The Company believes that its income tax reserves are adequately maintained. However, the final determination of the Company tax returns, if audited, is uncertain and therefore there is a possibility for a change of the Company`s estimate in the future. There were no unrecognized tax benefits as of June 30, 2025 and 2026, and there were no changes in the reporting periods. The Company accrues interest and penalties related to underpayment of income taxes within the provision for income taxes.